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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                      Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2009 through September 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

Pioneer Fundamental
Growth Fund
--------------------------------------------------------------------------------
Semiannual Report | September 30, 2010
--------------------------------------------------------------------------------

Ticker Symbols:

Class A   PIGFX

Class B   FUNBX

Class C   FUNCX

Class Y   FUNYX







[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          22

Notes to Financial Statements                                                 30

Trustees, Officers and Service Providers                                      40


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     1

President's Letter


Dear Shareowner,

Through the first nine months of 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remains a problem. Wary investors, concerned about risk, gravitated towards cash and bonds. We remain generally optimistic about the prospects for economic recovery, although it may occur more slowly than many would like.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. This strategy has generally performed well for many investors. Bond markets certainly rewarded investors in the first nine months of 2010. While the equity markets barely budged, equities at the end of September 2010 were inexpensive relative to bonds, compared with historic levels, and represented potentially good value for long-term investors.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     3

Portfolio Management Discussion | 9/30/10

Stock prices fluctuated dramatically during the six months ended September 30, 2010, with many equity benchmarks posting double-digit losses during the first three months of the period before rebounding to deliver double-digit gains in the second three months. In the following discussion, Timothy Mulrenan and Andrew Acheson discuss the factors that affected the performance of Pioneer Fundamental Growth Fund during the six-month period ended September 30, 2010. Mr. Mulrenan is responsible for day-to-day portfolio management of the Fund and is supported by Mr. Acheson and Pioneer's domestic equity team.

Q  How did the Fund perform during the six months ended September 30, 2010?

A Pioneer Fundamental Growth Fund Class A shares returned -3.10% at net asset value over the six months ended September 30, 2010, while the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index), returned -0.27%. Over the same period, the average return of the 865 mutual funds in Lipper's Large Cap Growth Fund Category was -1.18%.

Q What were the principal factors that influenced the Fund's performance during the six months ended September 30, 2010?

A Equity investors encountered an extremely volatile environment during the six-month period, with stock prices falling sharply early on before rising dramatically over the final three months. Stock prices whipsawed under the influence of many conflicting factors. Early in the period, market sentiment turned negative amid worries over slowing economic growth in the United States and significant concerns about the sovereign debt problems in Europe. Optimism returned to the markets, however, in late summer, as investors started to believe that the economic rebound, while relatively sluggish, was sustainable and that the U.S. Federal Reserve Board (the Fed) was likely to become more accommodative in its monetary policies.

   During the six-month period ended September 30, 2010, the Fund's investment discipline, which relies on fundamental analysis of individual companies, was at a disadvantage. In that investment discipline, we tend to take larger Fund positions in companies that we believe, based on our analysis, are fundamentally sound, and that also have stable growth prospects with durable franchises, while displaying high returns on invested capital and strong balance sheets. We believe that, despite the Fund's underperformance during the period, our investment discipline remains a sound approach over the long term.


4     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

   In the investment environment over the six-month period ended September 30, 2010, our decisions to underweight the Fund to the consumer discretionary sector (relative to the Russell Index) and to overweight health care tended to detract from portfolio performance; the consumer discretionary sector fared relatively well while health care stocks generally underperformed. We de-emphasized consumer discretionary companies in the Fund because we believed one of the largest challenges to the economy -- and many consumer-oriented companies in particular -- was the need for U.S. households to de-leverage, or reduce indebtedness. As the de-leveraging process unfolds, we continue to expect that discretionary consumer spending will be affected. We emphasized health care in the portfolio because we found many good companies with above-average growth profiles at reasonable stock prices. However health care stocks tended to lag the overall market because of the confluence of several factors. First, the passage of new national health care legislation created many uncertainties about the earnings prospects of many health care companies. Second, austerity measures by European government-managed health plans created downward pressure on drug prices in Europe. Third, the troubled job market in the United States contributed to a weakening in demand for elective health care services and procedures.

   Partially offsetting the negative effects of the Fund's positioning in the consumer discretionary and health care sectors were our decisions to underweight the portfolio to energy and financials, where we did not find many opportunities to purchase high-quality companies with sustainable growth prospects. The underweights to energy and financials helped the Fund's performance, as both sectors lagged the Russell Index during the six-month period ended September 30, 2010.

Q What individual stock selections had the greatest positive influence on the Fund's performance, relative to the Russell Index, during the six months ended September 30, 2010?

A The largest single boost to Fund performance during the six months ended September 30, 2010, came from an investment in gold producer Newmont Mining. Newmont's results improved as gold prices appreciated relative to the U.S. dollar at the same time the company showed improvements in its production operations. Another notable performer for the Fund was industrial gas company Praxair, which benefited from rising gas prices on an uptick in global industrial activity. The company also took advantage of its exposure to fast-growing emerging market economies, such as China and Brazil. Another strong performer during the six-month period was Edwards Life Sciences, the share price of which rose on its progress in developing a new heart valve replacement that potentially would help patients avoid the need for some open-heart surgeries. Finally, the Fund continued to benefit


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     5
   from its investment in technology leader Apple, which continued to introduce new products with great consumer appeal. In recent months, for example, Apple successfully launched the new iPad device as well as a new generation of its popular iPhone.

Q What stock holdings detracted from the Fund's performance during the six months ended September 30, 2010?

A An investment in CVS Caremark proved to be a drag on the Fund's performance results, as investors worried about the effects of a dispute that appeared to jeopardize the relationship between Walgreen, a major competitor in the retail pharmacy business, and the Caremark pharmacy benefits management division. Although the dispute apparently was settled, it nevertheless raised concerns about the Caremark business. Two Fund investments in health care were among the notable performance detractors during the six-month period. Teva, a major pharmaceutical company involved with both generic and branded drug products, performed poorly on investor worries about the potential for new competition for the company's profitable branded drug used in the treatment of multiple sclerosis. At the same time, Baxter International, a leader in the production of biopharmaceutical products used in the treatment of blood disorders, such as anemia and immune deficiency conditions, also struggled. One of Baxter's competitors regained some of the market share it lost in 2009 because of supply problems. Another major detractor from Fund performance during the six months ended September 30, 2010, was MasterCard, the processor of both credit card and debit card transactions. Its share price declined amid uncertainty about the effects that new financial regulatory reforms coming from Washington could have on transaction fees.

Q  What is your investment outlook?

A The domestic economy currently is in the midst of a recovery from a severe recession that was precipitated by a credit crisis. History has shown that economic rebounds tend to be sluggish following recessions brought on by credit problems. We appear to be seeing this historical trend play out. While we don't expect the economy to dip back into recession, we do expect that the pace of economic growth will be relatively tepid for a while. At the same time, we anticipate that volatility in the equity markets will remain high, as investors worry both about the uncertainty of the Fed's policies and about the effects of the 2010 Congressional elections.

   However, we believe corporate profits will continue to grow faster than economic growth rates normally would imply. In particular, we think many multinational companies should benefit from the faster growth rates overseas. The Fund's portfolio holds a number of such companies with leadership positions in the information technology, consumer staples and health care sectors. At the same time, stock valuations appear reasonable, which


6     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10
   should bode well for equities over the longer term. We intend to remain disciplined and follow the Fund's core investment philosophy, relying on fundamental research focused on finding and investing in companies with superior business franchises and reasonable stock prices.

Please refer to the Schedule of Investments on pages 16-21 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     7

Portfolio Summary | 9/30/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                                         89.1%
Temporary Cash Investments                                                  7.1%
Depositary Receipts for International Stocks                                3.8%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Materials                                                                   6.9%
Energy                                                                      6.9%
Industrials                                                                10.8%
Consumer Discretionary                                                      5.1%
Consumer Staples                                                           15.9%
Health Care                                                                19.7%
Information Technology                                                     32.1%
Financials                                                                  2.6%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    Apple, Inc.                                                      5.36%
--------------------------------------------------------------------------------
    2.    Microsoft Corp.                                                  4.39
--------------------------------------------------------------------------------
    3.    Google, Inc.                                                     4.16
--------------------------------------------------------------------------------
    4.    Cisco Systems, Inc.                                              3.82
--------------------------------------------------------------------------------
    5.    CVS/Caremark Corp.                                               3.64
--------------------------------------------------------------------------------
    6.    Praxair, Inc.                                                    3.63
--------------------------------------------------------------------------------
    7.    Mastercard, Inc.                                                 3.54
--------------------------------------------------------------------------------
    8.    3M Co.                                                           3.52
--------------------------------------------------------------------------------
    9.    Coca-Cola Co.                                                    3.46
--------------------------------------------------------------------------------
   10.    United Technologies Corp.                                        3.44
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

Prices and Distributions | 9/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

      Class                   9/30/10                   3/31/10
        A                      $10.62                    $10.96
--------------------------------------------------------------------------------
        B                      $10.15                    $10.53
--------------------------------------------------------------------------------
        C                      $10.19                    $10.56
--------------------------------------------------------------------------------
        Y                      $10.67                    $10.99
--------------------------------------------------------------------------------

Distributions per Share: 3/31/10-9/30/10
--------------------------------------------------------------------------------

                     Net
                 Investment            Short-Term            Long-Term
      Class        Income             Capital Gains        Capital Gains
        A           $  --                 $  --                $  --
--------------------------------------------------------------------------------
        B           $  --                 $  --                $  --
--------------------------------------------------------------------------------
        C           $  --                 $  --                $  --
--------------------------------------------------------------------------------
        Y           $  --                 $  --                $  --
--------------------------------------------------------------------------------


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     9

Performance Update | 9/30/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of September 30, 2010)
--------------------------------------------------------------------------------
                                       Net Asset       Public Offering
 Period                                Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (8/22/02)                             5.14%           4.37%
 5 Years                               2.31            1.11
 1 Year                                8.51            2.29
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated August 1, 2010)
--------------------------------------------------------------------------------
                                       Gross           Net
--------------------------------------------------------------------------------
                                       1.47%           1.25%
--------------------------------------------------------------------------------


[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

        Pioneer Fundamental Growth Fund    Russell 1000 Growth Index

8/02     9,425                             10,000
9/02     8,481                              8,963
9/03    10,602                             11,286
9/04    11,144                             12,133
9/05    13,204                             13,540
9/06    13,803                             14,357
9/07    16,072                             17,136
9/08    13,555                             13,558
9/09    13,640                             13,307
9/10    14,802                             14,990


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2011 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

Performance Update | 9/30/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of September 30, 2010)
--------------------------------------------------------------------------------
                                         If           If
 Period                                  Held         Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                              0.98%        0.79%
 1 Year                                  7.39         3.39
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated August 1, 2010)
--------------------------------------------------------------------------------
                                         Gross        Net
--------------------------------------------------------------------------------
                                         2.53%        2.15%
--------------------------------------------------------------------------------


[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

        Pioneer Fundamental Growth Fund    Russell 1000 Growth Index

12/05   10,000                             10,000
9/06    10,341                             10,297
9/07    11,947                             12,290
9/08     9,978                              9,724
9/09     9,952                              9,544
9/10    10,592                             10,751


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2011 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     11

Performance Update | 9/30/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of September 30, 2010)
--------------------------------------------------------------------------------
                                         If           If
 Period                                  Held         Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                                  1.06%          1.06%
 1 Year                                      7.58           7.58
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated August 1, 2010)
--------------------------------------------------------------------------------
                                         Gross        Net
--------------------------------------------------------------------------------
                                             2.31%          2.15%
--------------------------------------------------------------------------------


[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

        Pioneer Fundamental Growth Fund    Russell 1000 Growth Index
12/05   10,000                             10,000
9/06    10,331                             10,297
9/07    11,936                             12,290
9/08     9,978                              9,724
9/09     9,963                              9,544
9/10    10,719                             10,751


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2011 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

Performance Update | 9/30/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of September 30, 2010)
--------------------------------------------------------------------------------
                                         If           If
 Period                                  Held         Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/22/02)                                   4.88%          4.88%
 5 Years                                     1.91           1.91
 1 Year                                      8.80           8.80
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated August 1, 2010)
--------------------------------------------------------------------------------
                                         Gross        Net
--------------------------------------------------------------------------------
                                             0.97%          0.85%
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5,000,000 Investment

        Pioneer Fundamental Growth Fund    Russell 1000 Growth Index
8/02    5,000,000                          5,000,000
9/02    4,497,908                          4,481,357
9/03    5,622,385                          5,642,774
9/04    5,910,042                          6,066,466
9/05    7,002,760                          6,769,936
9/06    7,319,956                          7,178,556
9/07    8,470,523                          8,567,901
9/08    7,054,730                          6,779,061
9/09    7,073,751                          6,653,445
9/10    7,696,078                          7,495,219


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class Y shares for the period prior to the commencement of operations of Class Y shares on April 8, 2009, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2011 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on actual returns from April 1, 2010 through September 30, 2010.


--------------------------------------------------------------------------------
 Share Class                    A             B             C             Y
--------------------------------------------------------------------------------
 Beginning Account          $1,000.00     $1,000.00     $1,000.00     $1,000.00
 Value on 4/1/10
--------------------------------------------------------------------------------
 Ending Account             $1,085.00     $1,074.00     $1,076.00     $1,088.00
 Value (after expenses)
 on 9/30/10
--------------------------------------------------------------------------------
 Expenses Paid                  $6.53        $11.18        $10.62         $4.03
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.04% and 0.77% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).


14     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2010 through September 30, 2010.


--------------------------------------------------------------------------------
 Share Class                    A             B             C             Y
 Beginning Account          $1,000.00     $1,000.00     $1,000.00     $1,000.00
 Value on 4/1/10
--------------------------------------------------------------------------------
 Ending Account             $1,019.00     $1,014.00     $1,015.00     $1,021.00
 Value (after expenses)
 on 9/30/10
--------------------------------------------------------------------------------
 Expenses Paid                  $6.33        $10.86        $10.30         $3.90
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.04% and 0.77% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     15

Schedule of Investments | 9/30/10 (Unaudited)


-------------------------------------------------------------------------
Shares                                                       Value
-------------------------------------------------------------------------
             COMMON STOCKS -- 98.1%
             ENERGY -- 6.7%
             Integrated Oil & Gas -- 3.2%
180,350      Exxon Mobil Corp.                               $ 11,143,827
-------------------------------------------------------------------------
             Oil & Gas Equipment & Services -- 2.2%
175,100      National-Oilwell Varco, Inc.                    $  7,786,697
-------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 1.3%
134,700      Southwestern Energy Co.*                        $  4,504,368
                                                             ------------
             Total Energy                                    $ 23,434,892
-------------------------------------------------------------------------
             MATERIALS -- 6.7%
             Fertilizers & Agricultural Chemicals -- 1.2%
 85,555      Monsanto Co.                                    $  4,100,651
-------------------------------------------------------------------------
             Gold -- 2.0%
111,330      Newmont Mining Corp.                            $  6,992,637
-------------------------------------------------------------------------
             Industrial Gases -- 3.5%
137,570      Praxair, Inc. (b)                               $ 12,417,068
                                                             ------------
             Total Materials                                 $ 23,510,356
-------------------------------------------------------------------------
             CAPITAL GOODS -- 8.3%
             Aerospace & Defense -- 3.4%
165,255      United Technologies Corp.                       $ 11,771,114
-------------------------------------------------------------------------
             Industrial Conglomerates -- 3.5%
138,745      3M Co.                                          $ 12,030,579
-------------------------------------------------------------------------
             Trading Companies & Distributors -- 1.4%
 42,400      W.W. Grainger, Inc. (b)                         $  5,050,264
                                                             ------------
             Total Capital Goods                             $ 28,851,957
-------------------------------------------------------------------------
             TRANSPORTATION -- 2.4%
             Air Freight & Couriers -- 2.4%
123,030      United Parcel Service, Inc.                     $  8,204,871
                                                             ------------
             Total Transportation                            $  8,204,871
-------------------------------------------------------------------------
             MEDIA -- 1.8%
             Movies & Entertainment -- 1.8%
173,145      Viacom, Inc. (Class B)                          $  6,266,118
                                                             ------------
             Total Media                                     $  6,266,118
-------------------------------------------------------------------------
             RETAILING -- 3.2%
             Apparel Retail -- 3.2%
206,170      Ross Stores, Inc. (b)                           $ 11,261,005
                                                             ------------
             Total Retailing                                 $ 11,261,005
-------------------------------------------------------------------------
             FOOD & DRUG RETAILING -- 3.6%
             Drug Retail -- 3.6%
395,300      CVS/Caremark Corp.                              $ 12,440,091
                                                             ------------
             Total Food & Drug Retailing                     $ 12,440,091
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

---------------------------------------------------------------------
 Shares                                                  Value
---------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 10.3%
            Brewers -- 1.4%
 82,100     Anheuser-Busch InBev NV (b)                  $  4,823,375
---------------------------------------------------------------------
            Soft Drinks -- 6.6%
201,990     Coca-Cola Co.                                $ 11,820,455
171,400     PepsiCo, Inc.                                  11,387,816
                                                         ------------
                                                         $ 23,208,271
---------------------------------------------------------------------
            Tobacco -- 2.3%
141,300     Philip Morris International, Inc.            $  7,915,626
                                                         ------------
            Total Food Beverage & Tobacco                $ 35,947,272
---------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 1.7%
            Household Products -- 1.7%
 76,140     Colgate-Palmolive Co.                        $  5,852,120
                                                         ------------
            Total Household & Personal Products          $  5,852,120
---------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 10.4%
            Health Care Equipment -- 8.2%
230,945     Baxter International, Inc.                   $ 11,018,386
162,500     Covidien, Ltd.                                  6,530,875
 62,340     Edwards Lifesciences Group*                     4,179,897
119,300     Hospira, Inc.*                                  6,801,293
                                                         ------------
                                                         $ 28,530,451
---------------------------------------------------------------------
            Health Care Services -- 2.2%
111,800     DaVita, Inc.*                                $  7,717,554
                                                         ------------
            Total Health Care Equipment & Services       $ 36,248,005
---------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 9.0%
            Biotechnology -- 1.5%
145,750     Gilead Sciences, Inc.*                       $  5,190,158
---------------------------------------------------------------------
            Life Sciences Tools & Services -- 3.0%
217,230     Thermo Fisher Scientific, Inc.*              $ 10,400,972
---------------------------------------------------------------------
            Pharmaceuticals -- 4.5%
111,000     Allergan, Inc.                               $  7,384,830
156,423     Teva Pharmaceutical Industries, Ltd. (b)        8,251,313
                                                         ------------
                                                         $ 15,636,143
                                                         ------------
            Total Pharmaceuticals & Biotechnology        $ 31,227,273
---------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 1.1%
            Specialized Finance -- 1.1%
 35,565     Intercontinental Exchange, Inc.*(b)          $  3,724,367
                                                         ------------
            Total Diversified Financials                 $  3,724,367
---------------------------------------------------------------------
            INSURANCE -- 1.5%
            Property & Casualty Insurance -- 1.5%
251,730     Progressive Corp.*                           $  5,253,605
                                                         ------------
            Total Insurance                              $  5,253,605
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     17

---------------------------------------------------------------------------------------
 Shares                                                                    Value
---------------------------------------------------------------------------------------
              SOFTWARE & SERVICES -- 16.6%
              Data Processing & Outsourced Services -- 5.0%
  314,110     Western Union Co.                                            $  5,550,324
   54,020     MasterCard, Inc.                                               12,100,480
                                                                           ------------
                                                                           $ 17,650,804
---------------------------------------------------------------------------------------
              Internet Software & Services -- 4.1%
   27,030     Google, Inc.*                                                $ 14,212,104
---------------------------------------------------------------------------------------
              Systems Software -- 7.5%
  612,790     Microsoft Corp.                                              $ 15,007,227
  414,120     Oracle Corp.                                                   11,119,122
                                                                           ------------
                                                                           $ 26,126,349
                                                                           ------------
              Total Software & Services                                    $ 57,989,257
---------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE & EQUIPMENT -- 11.4%
              Communications Equipment -- 6.1%
  596,730     Cisco Systems, Inc.*                                         $ 13,068,387
  185,110     Qualcomm, Inc.                                                  8,352,163
                                                                           ------------
                                                                           $ 21,420,550
---------------------------------------------------------------------------------------
              Computer Hardware -- 5.3%
   64,615     Apple, Inc.*                                                 $ 18,334,506
                                                                           ------------
              Total Technology Hardware & Equipment                        $ 39,755,056
---------------------------------------------------------------------------------------
              SEMICONDUCTORS -- 3.4%
              Semiconductor Equipment -- 0.3%
   35,200     ASM Lithography Holdings NV                                  $  1,051,072
---------------------------------------------------------------------------------------
              Semiconductors -- 3.1%
  561,610     Intel Corp.                                                  $ 10,799,760
---------------------------------------------------------------------------------------
              Total Semiconductors                                         $ 11,850,832
---------------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost $278,623,053)                                          $341,817,077
---------------------------------------------------------------------------------------
              TEMPORARY CASH INVESTMENTS -- 7.4%
              Repurchase Agreements -- 1.4%
2,370,000     Bank of America, Inc., 0.21%, dated 9/30/10, repurchase
              price of $2,370,000 plus accrued interest on 10/1/10
              collateralized by the following:
              $2,417,400 Federal National Mortgage Association,
              4.0%, 10/1/40                                                $  2,370,000
2,370,000     Bank of America, Inc., 0.19%, dated 9/30/10, repurchase
              price of $2,370,000 plus accrued interest on 10/1/10
              collateralized by the following:
              $594,596 U.S. Treasury Notes, 2.125%, 11/30/14
              $1,822,805 U.S. Treasury Inflated Notes, 1.625, 1/15/15         2,370,000
---------------------------------------------------------------------------------------
              Total Repurchase Agreements
              (Cost $4,740,000)                                            $  4,740,000
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

--------------------------------------------------------------------------------------
Principal
Amount                                                                    Value
--------------------------------------------------------------------------------------
                 Securities Lending Collateral -- 6.0% (c)
                 Certificates of Deposit:
$   608,543      Bank of Nova Scotia, 0.37%, 9/29/10                      $    608,543
    425,980      BBVA Group NY, 0.56%, 7/26/11                                 425,980
    608,543      BNP Paribas Bank NY, 0.38%, 11/8/10                           608,543
    304,272      DNB Nor Bank ASA NY, 0.27%, 11/10/10                          304,272
    608,543      Nordea NY, 0.5%, 12/10/10                                     608,543
    608,543      RoboBank Netherland NV NY, 0.44%, 8/8/11                      608,543
    608,543      Royal Bank of Canada NY, 0.26%, 1/21/11                       608,543
    608,543      SocGen NY, 0.34%, 11/10/10                                    608,543
    304,272      Svenska NY, 0.275%, 11/12/10                                  304,272
                                                                          ------------
                                                                          $  4,685,782
--------------------------------------------------------------------------------------
                 Commercial Paper:
    365,126      American Honda Finance, 0.28%, 5/4/11                    $    365,126
    244,792      American Honda Finance, 1.04%, 6/20/11                        244,792
    223,892      Australia & New Zealand Banking Group, 1.04%, 8/4/11          223,892
    621,144      Caterpillar Financial Services Corp., 1.04%, 6/24/11          621,144
    669,398      CBA, 0.31%, 1/3/11                                            669,398
    121,691      CHARFD, 0.38%, 10/15/10                                       121,691
    425,709      CHARFD, 0.31%, 12/14/10                                       425,709
    243,396      CLIPPR, 0.45%, 10/8/10                                        243,396
    364,953      CLIPPR, 0.28%, 12/1/10                                        364,953
    196,471      CLIPPR, 0.45%, 10/8/10                                        196,471
    340,388      FAIRPP, 0.3%, 11/9/10                                         340,388
    243,306      FASCO, 0.27%, 12/1/10                                         243,306
    608,626      Federal Home Loan Bank, 0.37%, 6/1/11                         608,626
    304,254      GE Corp., 0.55%, 1/26/11                                      304,254
     60,816      General Electric Capital Corp., 0.37%, 6/6/11                  60,816
     65,869      General Electric Capital Corp., 0.59%, 10/6/10                 65,869
     66,331      General Electric Capital Corp., 0.62%, 10/21/10                66,331
    243,306      OLDLLC, 0.27%, 12/1/10                                        243,306
    333,363      OLDLLC, 0.27%, 12/2/10                                        333,363
    486,713      SANTANDER, 0.43%, 10/22/10                                    486,713
    121,695      SRCPP, 0.38%, 10/12/10                                        121,695
    304,121      SRCPP, 0.27%, 12/6/10                                         304,121
    182,558      STRAIT, 0.36%, 10/4/10                                        182,558
    456,448      STRAIT, 0.25%, 12/8/10                                        456,448
    304,236      TBLLC, 0.38%, 10/12/10                                        304,236
    304,130      TBLLC, 0.27%, 12/2/10                                         304,130
    608,543      Toyota Motor Credit Corp., 0.44%, 9/8/11                      608,543
    608,401      VARFUN, 0.35%, 10/25/10                                       608,401
    365,140      Wachovia, 0.39%, 3/22/11                                      365,140
    608,543      Westpac, 0.5%, 07/29/11                                       608,543
    243,401      WFC, 0.37%, 12/2/10                                           243,401
                                                                          ------------
                                                                          $ 10,336,760
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     19

-----------------------------------------------------------------------------------
Principal
Amount                                                                 Value
-----------------------------------------------------------------------------------
                    Tri-party Repurchase Agreements:
   $   443,214      Barclays Capital Markets, 0.2%, 10/1/10            $    443,214
     2,434,174      Deutsche Bank Securities, Inc., 0.25%, 10/1/10        2,434,174
       608,543      HSBC Bank USA NA, 0.25% 10/1/10                         608,548
       365,126      JPMorgan, Inc., 0.22%, 10/1/10                          365,126
       608,543      RBS Securities, Inc., 0.25%, 10/1/10                    608,543
                                                                       ------------
                                                                       $  4,459,605
-----------------------------------------------------------------------------------
      Shares
                    Money Market Mutual Funds:
       608,543      BlackRock Liquidity Temporary Cash Fund            $    608,543
       608,543      Dreyfus Preferred Money Market Fund                     608,543
       608,543      Fidelity Prime Money Market Fund                        608,543
                                                                       ------------
                                                                       $  1,825,629
-----------------------------------------------------------------------------------
                    Total Securities Lending Collateral
                    (Cost $21,307,776)                                 $ 21,307,776
-----------------------------------------------------------------------------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $26,307,776)                                 $ 26,047,776
-----------------------------------------------------------------------------------
                    TOTAL INVESTMENT IN SECURITIES -- 105.5%
                    (Cost $304,670,829) (a)                            $367,864,853
-----------------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES -- (5.5)%             $(19,318,334)
-----------------------------------------------------------------------------------
                    TOTAL NET ASSETS -- 100.0%                         $348,546,519
===================================================================================

*   Non-income producing security.

(a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $305,942,329 was as follows:

       Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                     $66,673,675
       Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                      (4,751,151)
                                                                       -----------
       Net unrealized gain                                             $61,922,524
                                                                       ===========

(b)   At September 30, 2010, the following securities were out on loan:

--------------------------------------------------------------------------------
     Shares      Security                                            Value
--------------------------------------------------------------------------------
      81,000     Anheuser-Busch InBev NV                             $ 4,758,750
       4,600     Intercontinental Exchange, Inc. *                       481,712
      55,000     Praxair, Inc.                                         4,964,300
     116,843     Ross Stores, Inc.                                     6,381,964
       2,300     Teva Pharmaceutical Industries, Ltd.                    121,325
      33,300     W.W. Grainger, Inc.                                   3,966,363
--------------------------------------------------------------------------------
                 Total                                               $20,674,414
================================================================================


The accompanying notes are an integral part of these financial statements.


20     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

(c)   Securities lending collateral is managed by Credit Suisse, New York
      Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2010 aggregated $26,123,960 and $38,158,951, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

------------------------------------------------------------------------------------------
                               Level 1           Level 2         Level 3      Total
------------------------------------------------------------------------------------------
Common Stocks                  $341,817,077      $       --      $--          $341,817,077
Temporary Cash Investments               --      24,222,147       --            24,222,147
Money Market Mutual Funds         1,825,629              --       --             1,825,629
------------------------------------------------------------------------------------------
Total                          $343,642,706      $       --      $--          $367,864,853
==========================================================================================


The accompanying notes are an integral part of these financial statements.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     21

Statement of Assets and Liabilities | 9/30/10 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $20,674,414)
   (cost $304,670,829)                                                   $367,864,853
  Cash                                                                      1,541,229
  Receivables --
   Investment securities sold                                                 321,266
   Fund shares sold                                                         1,138,903
   Dividends, interest and foreign taxes withheld                             323,626
   Due from Pioneer Investment Management, Inc.                                20,124
  Other                                                                        53,500
-------------------------------------------------------------------------------------
     Total assets                                                        $371,263,501
-------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                       $  1,076,485
   Fund shares repurchased                                                    258,199
   Upon return of securities loaned                                        21,307,776
  Due to affiliates                                                            38,317
  Accrued expenses                                                             36,205
-------------------------------------------------------------------------------------
     Total liabilities                                                   $ 22,716,982
-------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $275,820,207
  Undistributed net investment income                                         880,348
  Accumulated net realized gain on investments                              8,651,940
  Net unrealized gain on investments                                       63,194,024
-------------------------------------------------------------------------------------
     Total net assets                                                    $348,546,519
=====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $107,063,250/10,085,521 shares)                      $      10.62
  Class B (based on $3,885,098/382,606 shares)                           $      10.15
  Class C (based on $12,527,258/1,229,626 shares)                        $      10.19
  Class Y (based on $225,070,913/21,084,072 shares)                      $      10.67
MAXIMUM OFFERING PRICE:
  Class A ($10.62 [divided by] 94.25%)                                   $      11.27
=====================================================================================


The accompanying notes are an integral part of these financial statements.


22     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

Statement of Operations (unaudited)

For the Six Months Ended 9/30/10



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $10,633)               $2,500,969
  Interest                                                                3,576
  Income from securities loaned, net                                      9,737
-------------------------------------------------------------------------------------------------
     Total investment income                                                         $  2,514,282
-------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                    $1,112,524
  Transfer agent fees
   Class A                                                               95,340
   Class B                                                                7,964
   Class C                                                               11,371
   Class Y                                                                4,000
  Distribution fees
   Class A                                                              133,530
   Class B                                                               19,220
   Class C                                                               57,133
  Shareholder communications expense                                     67,635
  Administrative reimbursements                                          54,759
  Custodian fees                                                          3,745
  Registration fees                                                      59,433
  Professional fees                                                      38,852
  Printing expense                                                       17,489
  Fees and expenses of nonaffiliated trustees                             3,684
  Miscellaneous                                                           6,272
-------------------------------------------------------------------------------------------------
   Total expenses                                                                    $  1,692,951
   Less fees waived and expenses reimbursed by Pioneer Investment
     Management, Inc.                                                                     (23,898)
-------------------------------------------------------------------------------------------------
  Net expenses                                                                       $  1,669,053
-------------------------------------------------------------------------------------------------
       Net investment income                                                         $    845,229
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                   $  6,283,655
-------------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                       $(18,720,220)
-------------------------------------------------------------------------------------------------
  Net loss on investments                                                            $(12,436,565)
-------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                               $(11,591,336)
=================================================================================================


The accompanying notes are an integral part of these financial statements.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     23

Statement of Changes in Net Assets

For the Six Months Ended 9/30/10 and the Year Ended 3/31/10, respectively

                                                         Six Months
                                                         Ended
                                                         9/30/10            Year Ended
                                                         (unaudited)        3/31/10
FROM OPERATIONS:
Net investment income                                    $    845,229       $    296,316
Net realized gain on investments                            6,283,655         11,669,474
Change in net unrealized gain (loss) on investments       (18,720,220)        23,205,331
----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     $(11,591,336)      $ 35,171,121
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.02 per share, respectively)               --       $   (100,574)
   Class Y ($0.00 and $0.03 per share, respectively)               --           (161,550)
Net realized gain:
   Class A ($0.00 and $0.58 per share, respectively)               --       $ (3,204,686)
   Class B ($0.00 and $0.58 per share, respectively)               --           (204,281)
   Class C ($0.00 and $0.58 per share, respectively)               --           (445,947)
   Class Y ($0.00 and $0.58 per share, respectively)               --         (3,429,272)
----------------------------------------------------------------------------------------
     Total distributions to shareowners                            --       $ (7,546,310)
----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 35,637,199       $118,798,575
Shares issued in reorganizations                                   --        256,563,138
Reinvestment of distributions                                     488          3,696,001
Cost of shares repurchased                                (46,180,789)       (45,078,140)
----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from fund share transactions                        $(10,543,102)      $333,979,574
----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                 $(22,134,438)      $361,604,385
NET ASSETS:
Beginning of period                                       370,680,957          9,076,572
----------------------------------------------------------------------------------------
End of period                                            $348,546,519       $370,680,957
----------------------------------------------------------------------------------------
Undistributed net investment income                      $    880,348       $     35,119
----------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


24     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

---------------------------------------------------------------------------------------------------------
                                      '10 Shares        '10 Amount            '10 Shares     '10 Amount
                                      (unaudited)       (unaudited)
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                               1,624,261     $16,987,165            4,873,989     $ 47,840,265
Shares issued in reorganization of
  Pioneer Growth Leaders Fund                    --              --            1,825,595       18,529,793
Shares issued in reorganization of
  Pioneer AmPac Growth Fund                      --              --              927,540        9,414,535
Shares issued in reorganization of
  Pioneer Growth Fund                            --              --            4,545,102       48,587,145
Reinvestment of distributions                    --              --              297,677        3,093,178
Less shares repurchased                  (2,234,352)    (22,852,067)          (2,588,643)     (26,681,684)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)                 (610,091)    $(5,864,902)           9,881,260     $100,783,232
=========================================================================================================
Class B
Shares sold                                  65,673     $   648,680              288,433     $  2,730,958
Shares issued in reorganization of
  Pioneer Growth Leaders Fund                    --              --               51,456          504,780
Shares issued in reorganization of
  Pioneer AmPac Growth Fund                      --              --               92,053          903,042
Reinvestment of distributions                    --              --               17,921          179,208
Less shares repurchased                     (73,750)       (729,741)            (205,140)      (1,931,809)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   (8,077)    $   (81,061)             244,723     $  2,386,179
=========================================================================================================
Class C
Shares sold                                 279,777     $ 2,793,926              740,695     $  7,124,742
Shares issued in reorganization of
  Pioneer Growth Leaders Fund                    --              --               75,327          740,468
Shares issued in reorganization of
  Pioneer AmPac Growth Fund                      --              --              140,473        1,380,850
Shares issued in reorganization of
  Pioneer Growth Fund                            --              --              147,938        1,525,243
Reinvestment of distributions                    --              --               34,425          344,932
Less shares repurchased                    (123,161)     (1,202,148)            (213,830)      (2,140,060)
---------------------------------------------------------------------------------------------------------
   Net increase                             156,616     $ 1,591,778              925,028     $  8,976,175
=========================================================================================================
Class Y
Shares sold                               1,467,197     $15,207,916            6,671,391     $ 61,102,610
Shares issued in reorganization of
  Pioneer Growth Fund                            --              --           16,322,508      174,977,282
Reinvestment of distributions                    --              --                7,550           78,683
Less shares repurchased                  (2,031,153)    (21,396,833)          (1,353,421)     (14,324,587)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)                 (563,956)    $(6,188,917)          21,648,028     $221,833,988
=========================================================================================================


The accompanying notes are an integral part of these financial statements.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     25

Financial Highlights

--------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended           Year
                                                                                9/30/10         Ended
                                                                                (unaudited)     3/31/10
--------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                            $  10.96        $   8.25
--------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                   $   0.01        $   0.02
 Net realized and unrealized gain (loss) on investments                            (0.35)           3.29
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations              $  (0.34)       $  3.31
Distributions to shareowners:
 Net investment income                                                                --           (0.02)
 Net realized gain                                                                    --           (0.58)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  (0.34)       $   2.71
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  10.62        $  10.96
========================================================================================================
Total return*                                                                      (3.10)%         40.50%
Ratio of net expenses to average net assets+                                        1.25%**         1.25%
Ratio of net investment income (loss) to average net assets+                        0.22%**         0.14%
Portfolio turnover rate                                                               16%**           45%
Net assets, end of period (in thousands)                                        $107,063        $117,218
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reductions for fees paid indirectly:
 Net expenses                                                                       1.29%**         1.47%
 Net investment income (loss)                                                       0.18%**        (0.07)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reductions for fees paid indirectly:
 Net expenses                                                                       1.25%**         1.25%
 Net investment income (loss)                                                       0.22%**         0.14%
========================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                            Year       Year      Year       Year
                                                                            Ended      Ended     Ended      Ended
                                                                            3/31/09    3/31/08   3/31/07    3/31/06
------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                        $ 11.32    $11.26    $10.98     $11.28
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                               $  0.01    $ 0.01    $ 0.01     $(0.01)
 Net realized and unrealized gain (loss) on investments                       (3.06)     0.27      0.58       1.22
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations          $ (3.05)   $ 0.28    $ 0.59     $ 1.21
Distributions to shareowners:
 Net investment income                                                           --        --        --      (0.06)
 Net realized gain                                                            (0.02)    (0.22)    (0.31)     (1.45)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                  $ (3.07)   $ 0.06    $ 0.28     $(0.30)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $  8.25    $11.32    $11.26     $10.98
==================================================================================================================
Total return*                                                                (26.95)%    2.39%     5.41%     11.10%
Ratio of net expenses to average net assets+                                   1.25%     1.25%     1.25%      1.29%
Ratio of net investment income (loss) to average net assets+                   0.24%     0.13%     0.03%     (0.11)%
Portfolio turnover rate                                                          27%       30%       65%       102%
Net assets, end of period (in thousands)                                    $ 6,720    $4,053    $2,194     $1,729
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reductions for fees paid indirectly:
 Net expenses                                                                  3.94%     3.94%     5.34%      6.09%
 Net investment income (loss)                                                 (2.45)%   (2.56)%   (4.06)%    (4.91)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reductions for fees paid indirectly:
 Net expenses                                                                  1.25%     1.25%     1.25%      1.29%
 Net investment income (loss)                                                  0.24%     0.13%     0.03%     (0.11)%
==================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


26    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

-----------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended            Year
                                                                                9/30/10          Ended
                                                                                (unaudited)      3/31/10
Class B
Net asset value, beginning of period                                            $10.53           $ 8.01
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $(0.03)          $(0.05)(c)
 Net realized and unrealized gain (loss) on investments                          (0.35)            3.15
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations              $(0.38)          $ 3.10
Distributions to shareowners:
 Net realized gain                                                                  --            (0.58)
Net increase (decrease) in net asset value                                      $(0.38)          $ 2.52
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $10.15           $10.53
===========================================================================================================
Total return*                                                                    (3.61)%          39.09%
Ratio of net expenses to average net assets+                                      2.15%**          2.15%
Ratio of net investment loss to average net assets+                              (0.69)%**        (0.71)%
Portfolio turnover rate                                                             16%**            45%
Net assets, end of period (in thousands)                                        $3,885           $4,114
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reductions for fees paid indirectly:
 Net expenses                                                                     2.35%**          2.53%
 Net investment loss                                                             (0.89)%**        (1.09)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reductions for fees paid indirectly:
 Net expenses                                                                     2.15%**          2.15%
 Net investment loss                                                             (0.69)%**        (0.71)%
===========================================================================================================

---------------------------------------------------------------------------------------------------------------
                                                                                Year        Year        Year
                                                                                Ended       Ended       Ended
                                                                                3/31/09     3/31/08     3/31/07
---------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $ 11.09     $ 11.13     $10.95
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.04)    $ (0.05)    $(0.06)
 Net realized and unrealized gain (loss) on investments                           (3.02)       0.23       0.55
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations              $ (3.06)    $  0.18     $ 0.49
Distributions to shareowners:
 Net realized gain                                                                (0.02)      (0.22)     (0.31)
Net increase (decrease) in net asset value                                      $ (3.08)    $ (0.04)    $ 0.18
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  8.01     $ 11.09     $11.13
===============================================================================================================
Total return*                                                                    (27.60)%      1.51%      4.50%
Ratio of net expenses to average net assets+                                       2.16%       2.17%      2.15%
Ratio of net investment loss to average net assets+                               (0.67)%     (0.78)%    (0.83)%
Portfolio turnover rate                                                              27%         30%        65%
Net assets, end of period (in thousands)                                        $ 1,169     $ 1,057     $  366
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reductions for fees paid indirectly:
 Net expenses                                                                      4.85%       5.01%      7.63%
 Net investment loss                                                              (3.36)%     (3.62)%    (6.31)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reductions for fees paid indirectly:
 Net expenses                                                                      2.15%       2.15%      2.15%
 Net investment loss                                                              (0.66)%     (0.76)%    (0.83)%
===============================================================================================================

--------------------------------------------------------------------------------------------
                                                                                12/15/05 (a)
                                                                                to 3/31/06
Class B
Net asset value, beginning of period                                            $ 10.76
--------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.02)
 Net realized and unrealized gain (loss) on investments                            0.21
--------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations              $  0.19
Distributions to shareowners:
 Net realized gain                                                                   --
Net increase (decrease) in net asset value                                      $  0.19
--------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 10.95
============================================================================================
Total return*                                                                      1.77%(b)
Ratio of net expenses to average net assets+                                       2.15%**
Ratio of net investment loss to average net assets+                               (0.71)%**
Portfolio turnover rate                                                             102%(b)
Net assets, end of period (in thousands)                                        $   211
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reductions for fees paid indirectly:
 Net expenses                                                                     11.90%**
 Net investment loss                                                             (10.46)%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reductions for fees paid indirectly:
 Net expenses                                                                      2.15%**
 Net investment loss                                                              (0.71)%**
============================================================================================

(a) Class B shares were first publicly offered on December 15, 2005.
(b) Not annualized.
(c) The amount shown for a share outstanding does not correspond with aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating fair values of the investments of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10    27

--------------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended              Year
                                                                                9/30/10            Ended
                                                                                (unaudited)        3/31/10
--------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 10.56            $  8.02
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.03)           $ (0.04)(c)
 Net realized and unrealized gain (loss) on investments                           (0.34)              3.16
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations              $ (0.37)           $  3.12
Distributions to shareowners:
 Net realized gain                                                                   --              (0.58)
Net increase (decrease) in net asset value                                      $ (0.37)           $  2.54
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 10.19            $ 10.56
==============================================================================================================
Total return*                                                                     (3.50)%            39.29%
Ratio of net expenses to average net assets+                                       2.04%**            2.15%
Ratio of net investment loss to average net assets+                               (0.56)%**          (0.72)%
Portfolio turnover rate                                                              16%**              45%
Net assets, end of period (in thousands)                                        $12,527            $11,331
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reductions for fees paid indirectly:
 Net expenses                                                                      2.04%**            2.31%
 Net investment loss                                                              (0.56)%**          (0.88)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reductions for fees paid indirectly:
 Net expenses                                                                      2.04%**            2.15%
 Net investment loss                                                              (0.56)%**          (0.72)%
==============================================================================================================

----------------------------------------------------------------------------------------------------------------
                                                                                Year         Year         Year
                                                                                Ended        Ended        Ended
                                                                                3/31/09      3/31/08      3/31/07
----------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 11.09      $11.13       $10.95
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.02)     $(0.05)      $(0.07)
 Net realized and unrealized gain (loss) on investments                           (3.03)       0.23         0.56
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations              $ (3.05)     $ 0.18       $ 0.49
Distributions to shareowners:
 Net realized gain                                                                (0.02)      (0.22)       (0.31)
Net increase (decrease) in net asset value                                      $ (3.07)     $(0.04)      $ 0.18
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  8.02      $11.09       $11.13
================================================================================================================
Total return*                                                                    (27.51)%      1.51%        4.50%
Ratio of net expenses to average net assets+                                       2.15%       2.17%        2.15%
Ratio of net investment loss to average net assets+                               (0.65)%     (0.79)%      (0.86)%
Portfolio turnover rate                                                              27%         30%          65%
Net assets, end of period (in thousands)                                        $ 1,187      $  377       $  173
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reductions for fees paid indirectly:
 Net expenses                                                                      4.95%       5.00%        6.85%
 Net investment loss                                                              (3.45)%     (3.62)%      (5.56)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reductions for fees paid indirectly:
 Net expenses                                                                      2.15%       2.15%        2.15%
 Net investment loss                                                              (0.65)%     (0.77)%      (0.86)%
================================================================================================================

--------------------------------------------------------------------------------------------
                                                                                12/15/05 (a)
                                                                                to 3/31/06
--------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 10.76
--------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.02)
 Net realized and unrealized gain (loss) on investments                            0.21
--------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations              $  0.19
Distributions to shareowners:
 Net realized gain                                                                   --
Net increase (decrease) in net asset value                                      $  0.19
--------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 10.95
============================================================================================
Total return*                                                                      1.77%(b)
Ratio of net expenses to average net assets+                                       2.15%**
Ratio of net investment loss to average net assets+                               (0.80)%**
Portfolio turnover rate                                                             102%(b)
Net assets, end of period (in thousands)                                        $   102
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reductions for fees paid indirectly:
 Net expenses                                                                     11.50%**
 Net investment loss                                                             (10.15)%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reductions for fees paid indirectly:
 Net expenses                                                                      2.15%**
 Net investment loss                                                              (0.80)%**
============================================================================================

(a) Class C shares were first publicly offered on December 15, 2005.
(b) Not annualized.
(c) The amount shown for a share outstanding does not correspond with aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating fair values of the investments of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


28    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

---------------------------------------------------------------------------------------------------------
                                                                         Six Months
                                                                         Ended
                                                                         9/30/10             4/8/09 (a)
                                                                         (unaudited)         to 3/31/10
---------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                                    $  10.99            $   8.40
---------------------------------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment loss                                                    $   0.04            $   0.03
  Net realized and unrealized gain (loss) on investments                    (0.36)               3.17
---------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from investment operations        $  (0.32)           $   3.20
---------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                                                        --               (0.03)
  Net realized gain                                                            --               (0.58)
---------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                              $  (0.32)           $   2.59
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $  10.67            $  10.99
=========================================================================================================
 Total return*                                                              (2.91)%             38.49%(b)
 Ratio of net expenses to average net assets+                                0.77%**             0.89%**
 Ratio of net investment income to average net assets+                       0.70%**             0.46%**
 Portfolio turnover rate                                                       16%**               45%(b)
 Net assets, end of period (in thousands)                                $225,071            $238,017
 Ratios with no waiver of fees and assumption of expenses by the
  Adviser and no reductions for fees paid indirectly:
  Net expenses                                                               0.77%**             0.97%**
  Net investment income                                                      0.70%**             0.38%**
 Ratios with waiver of fees and assumption of expenses by the
  Adviser and reductions for fees paid indirectly:
  Net expenses                                                               0.77%**             0.89%**
  Net investment income                                                      0.70%**             0.46%**
=========================================================================================================

(a) Class Y shares were first publicly offered on April 8, 2009.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     29

Notes to Financial Statements | 9/30/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fundamental Growth Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on April 8, 2009. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets


30     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are fair valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are fair valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At September 30, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     31

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At March 31, 2010, the Fund had a net capital loss carryforward of $413,628, which will expire in 2016 if not utilized.

   The tax character of distributions paid during the year ended March 31, 2010 was as follows:



--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                    $  549,674
   Long-term capital gain                                              6,996,636
--------------------------------------------------------------------------------
     Total                                                            $7,546,310
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at March 31, 2010:

--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                     $ 3,737,650
   Undistributed long-term gain                                          350,882
   Capital loss carryforward                                            (413,628)
   Unrealized appreciation                                            80,642,744
--------------------------------------------------------------------------------
     Total                                                           $84,317,648
================================================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


32     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly-owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $18,571 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2010.


D. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required fair value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     33

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services and are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


2. Management Agreement

PIM, a wholly-owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion and 0.60% on assets over $1 billion. Prior to March 5, 2010, the Fund paid management fees at the annual rate of 0.75% of the Fund's average daily net assets. For the six months ended September 30, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.72% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15%, 2.15% and 0.85% of the average daily net assets attributable to Class A, Class B, Class C and Class Y shares, respectively. These expense limitations are in effect through August 1, 2011 for Class A, Class B, Class C and Class Y shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above. For the period from April 1, 2009 to March 4, 2010, PIM contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.90% of the average daily net assets attributable to Class Y shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.


34     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,535 in management fees, administrative costs and certain other reimbursements payable to PIM at September 30, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings and outgoing phone calls. For the six months ended September 30, 2010, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $53,972
 Class B                                                                   3,405
 Class C                                                                   4,964
 Class Y                                                                   5,294
--------------------------------------------------------------------------------
    Total                                                                $67,635
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $30,596 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at September 30, 2010.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,186 in distribution fees payable to PFD at September 30, 2010.

In addition, redemptions of each class of shares (except class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     35
purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares.
Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2010, CDSCs in the amount of $5,431 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2010, there were no reductions to the Fund's expenses under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended September 30, 2010, the Fund had no borrowings under this agreement.


7. Reorganization Information

Each of Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund were reorganized into Pioneer Fundamental Growth Fund on August 28, 2009 (the "Closing Date"). The purpose of each transaction was to combine funds (managed by PIM) with similar investment objectives and strategies. These tax-free reorganizations were accomplished by exchanging the assets and liabilities of each of Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund for shares of Pioneer Fundamental Growth Fund. Shareholders holding Class A, Class B and Class C shares of Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund received Class A, Class B and Class C shares, respectively, of Pioneer Fundamental Growth Fund in the respective reorganizations. The investment portfolios of Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund, with values of $12,520,887 and $20,604,683, respectively, and identified costs of $10,698,313 and $12,025,727, respectively, at August 28,


36     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

2009, were the principal assets acquired by Pioneer Fundamental Growth Fund. For financial reporting purposes, assets received by Pioneer Fundamental Growth Fund were valued using closing market prices or available market quotations, and shares issued by Pioneer Fundamental Growth Fund were recorded at net asset value; however, the cost basis of the investments received from Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund, respectively, were carried forward to align ongoing reporting of Pioneer Fundamental Growth Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganizations as of the Closing Date:


--------------------------------------------------------------------------------------------------------------
                    Pioneer                Pioneer                Pioneer                Pioneer
                    Fundamental            AmPac                  Growth                 Fundamental
                    Growth Fund            Growth Fund            Leaders Fund           Growth Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------------------------------
 Net Assets
 Class A            $28,059,022            $ 9,414,535            $18,529,793            $ 56,003,350
 Class B            $ 1,829,392            $   903,042            $   504,780            $  3,237,214
 Class C            $ 4,432,689            $ 1,380,850            $   740,468            $  6,554,007
 Class Y            $53,101,921            $        --            $        --            $ 53,101,921
--------------------------------------------------------------------------------------------------------------
 Total Net Assets   $87,423,024            $11,698,427            $19,775,041            $118,896,492
--------------------------------------------------------------------------------------------------------------
 Shares
  Outstanding
 Class A              2,756,205                660,245              2,205,631               5,509,340
 Class B                186,516                 65,112                 68,271                 330,025
 Class C                450,767                 99,743                101,703                 666,567
 Class Y              5,220,569                     --                     --               5,220,569
 Shares Issued in
  Reorganizations
 Class A                     --                927,540              1,825,595               2,753,135
 Class B                     --                 92,053                 51,456                 143,509
 Class C                     --                140,473                 75,327                 215,800


                                                                  Unrealized             Accumulated
                                                                  Appreciation On        Loss On
                                                                  Closing Date           Closing Date
 Pioneer AmPac Growth Fund                                        $1,822,574             $(722,318)
 Pioneer Growth Leaders Fund                                      $8,578,956             $ (74,937)

Assuming the reorganization had been completed on April 1, 2009, the beginning of the annual reporting period for Pioneer Fundamental Growth Fund, Pioneer Fundamental Growth Fund's pro forma results of operations for the year ended March 31, 2010, are as follows:

 Net investment income                                               $   347,132
 Net gain on investments                                             $41,184,460
 Net increase in net assets resulting from operations                $41,531,592


              Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10   37

Pioneer Growth Fund was reorganized into Pioneer Fundamental Growth Fund on March 5, 2010 (the "Closing Date"). The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies. This tax-free reorganization was accomplished by exchanging the assets and liabilities of Pioneer Growth Fund for shares of Pioneer Fundamental Growth Fund. Shareholders holding Class A, Class C and Class Y shares of Pioneer Growth Fund received Class A, Class C and Class Y shares, respectively, of Pioneer Fundamental Growth Fund in the reorganization. The investment portfolio of Pioneer Growth Fund with a value of $223,546,185 and an identified cost of $174,160,617 at March 5, 2010, was the principal asset acquired by Pioneer Fundamental Growth Fund. For financial reporting purposes, assets received by Pioneer Fundamental Growth Fund were valued using closing market prices or available market quotations, and shares issued by Pioneer Fundamental Growth Fund were recorded at net asset value; however, the cost basis of the investments received from Pioneer Growth Fund were carried forward to align ongoing reporting of Pioneer Fundamental Growth Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of the Closing
Date:


---------------------------------------------------------------------------------------------
                      Pioneer                                           Pioneer
                      Fundamental              Pioneer                  Fundamental
                      Growth Fund              Growth Fund              Growth Fund
                      (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------
 Net Assets
 Class A              $ 64,606,862             $ 48,587,145             $113,194,007
 Class B              $  3,923,423             $         --             $  3,923,423
 Class C              $  9,365,490             $  1,525,243             $ 10,890,733
 Class Y              $ 62,717,492             $174,977,282             $237,694,774
---------------------------------------------------------------------------------------------
 Total Net Assets     $140,613,267             $225,089,670             $365,702,937
---------------------------------------------------------------------------------------------
 Shares
  Outstanding
 Class A                 6,043,893                2,696,763               10,588,995
 Class B                   381,743                       --                  381,743
 Class C                   908,516                   88,954                1,056,454
 Class Y                 5,848,129                9,756,157               22,170,636
 Shares Issued in
  Reorganization
 Class A                                          4,545,102                4,545,102
 Class C                                            147,938                  147,938
 Class Y                                         16,322,508               16,322,508


---------------------------------------------------------------------------------------------
                                               Unrealized               Accumulated
                                               Appreciation On          Loss On
                                               Closing Date             Closing Date
---------------------------------------------------------------------------------------------
 Pioneer Fundamental Growth Fund               $49,385,568              $(610,394)


38     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

Assuming the reorganization had been completed on April 1, 2009, the beginning of the annual reporting period for Pioneer Fundamental Growth Fund, Pioneer Fundamental Growth Fund's pro forma results of operations for the year ended March 31, 2010, are as follows:

 Net investment income                                              $  1,565,354
 Net gain on investments                                            $112,199,635
 Net increase in net assets resulting from operations               $113,764,989

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     39

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
 Vice President
Mark E. Bradley, Treasurer
Christopher J. Kelley, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


40     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

                           This page for your notes.











































            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     41

                           This page for your notes.











































42     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

                           This page for your notes.











































            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10     43

                           This page for your notes.











































44     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.